STOCK OPTIONS AND WARRANTS (Details 1) - $ / shares	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2019	Sep. 30, 2020
Exercise price	$ 1.13	$ 1.04	$ 0.70	$ 0.76
Number of options	18,966,305	17,833,356	5,812,306	8,312,306
Weighted average remaining life in years remaining life in years	7 years 8 months 4 days	8 years 3 months 18 days	8 years 7 months 28 days
Options exercisable number of options	13,652,168	11,298,290
Stock Options Exercise price 0.86
Exercise price	$ 0.86	$ 0.86
Number of options	1,148,371	1,148,371
Weighted average remaining life in years remaining life in years	4 years 2 months 1 day	4 years 10 months 28 days
Options exercisable number of options	1,148,371	1,148,371
Stock Options Exercise price 0.66
Exercise price	$ 0.66	$ 0.66
Number of options	4,663,935	4,663,935
Weighted average remaining life in years remaining life in years	6 years 4 months 2 days	7 years 1 month 2 days
Options exercisable number of options	4,663,935	4,663,935
Stock Options Exercise price 0.89
Exercise price	$ 0.89	$ 0.89
Number of options	2,500,000	2,500,000
Weighted average remaining life in years remaining life in years	7 years 11 months 15 days	8 years 8 months 15 days
Options exercisable number of options	2,008,000	1,630,000
Stock Options Exercise price 1.10
Exercise price	$ 1.10	$ 1.10
Number of options	7,882,799	8,021,049
Weighted average remaining life in years remaining life in years	8 years 4 months 13 days	9 years 1 month 13 days
Options exercisable number of options	4,607,142	3,186,539
Stock Options Exercise price 0.57
Exercise price	$ 0.57	$ 0.57
Number of options	300,000	300,000
Weighted average remaining life in years remaining life in years	8 years 8 months 1 day	9 years 5 months 1 day
Options exercisable number of options	300,000	300,000
Stock Options Exercise price 2.84
Exercise price	$ 2.84	$ 2.84
Number of options	250,000	450,000
Weighted average remaining life in years remaining life in years	8 years 9 months 29 days	9 years 6 months 29 days
Options exercisable number of options	250,000	250,000
Stock Options Exercise price 2.75
Exercise price	$ 2.75	$ 2.75
Number of options	600,000	600,000
Weighted average remaining life in years remaining life in years	8 years 10 months 6 days	9 years 7 months 2 days
Options exercisable number of options	216,667	66,667
Stock Options Exercise price 2.35
Exercise price	$ 2.35	$ 2.35
Number of options	125,000	50,000
Weighted average remaining life in years remaining life in years	9 years 2 months 19 days	9 years 9 months 21 days
Options exercisable number of options	15,278	2,778
Stock Options Exercise price 2.40
Exercise price	$ 2.40	$ 2.40
Number of options	50,000	50,000
Weighted average remaining life in years remaining life in years	9 years 29 days	9 years 9 months 25 days
Stock Options Exercise price 2.50
Exercise price	$ 2.50	$ 2.50
Number of options	50,000	50,000
Weighted average remaining life in years remaining life in years	9 years 1 month 2 days	9 years 10 months 2 days
Options exercisable number of options	50,000	50,000
Stock Options Exercise price 2.30
Exercise price	$ 2.30
Number of options	836,200
Weighted average remaining life in years remaining life in years	9 years 3 months 7 days
Options exercisable number of options	392,775
Stock Options Exercise price 2.75
Exercise price	$ 2.75
Number of options	425,000
Weighted average remaining life in years remaining life in years	9 years 9 months 25 days
Stock Options Exercise price 2.58
Exercise price	$ 2.58
Number of options	135,000
Weighted average remaining life in years remaining life in years	9 years 10 months 17 days